Shareholders' Equity - Additional Information (Detail) - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2019
Equity Class Of Treasury Stock [Line Items]
Increase in common stock repurchase program, authorized amount						$ 425,000,000
Purchase of treasury shares (in shares)	3,411,296	4,093,505
Common stock repurchased, average price per share	$ 36.4	$ 32.68
Purchase of treasury shares	$ 124,160,000	$ 133,775,000
Redemption description	Each Series of preferred shares may be redeemed at the Company’s option, at any time after approximately five years from original issuance, for cash at a redemption price of $25.00 per depositary share plus an amount equal to all accumulated and unpaid dividends, whether or not declared.
Redemption price per depositary share	$ 25
Preferred stock shares, liquidation preference per share	$ 25,000				$ 25,000
Cumulative unpaid preferred dividends	$ 854,000
Forecast
Equity Class Of Treasury Stock [Line Items]
Common stock repurchased program, amount remained available for repurchase			$ 0
Subsequent Event
Equity Class Of Treasury Stock [Line Items]
Increase in common stock repurchase program, authorized amount				$ 100,000,000
RSU
Equity Class Of Treasury Stock [Line Items]
Accrued dividends	$ 1,210,000
Maximum
Equity Class Of Treasury Stock [Line Items]
Common stock repurchased program, authorized amount							$ 25,000,000